Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 8.9%
AI Silk Midco Ltd. TBD% due 02/24/2031	EUR	3,000	$3,151
Aligned Data Centers International LP 8.821% (TSFR03M + 3.500%) due 05/16/2028 «~		$5,000	4,900
BDO U.S.A. PC 11.330% (TSFR1M + 6.000%) due 08/31/2028 «~		4,512	4,539
Caesars Entertainment Corp. 8.040% (TSFR03M + 2.750%) due 02/06/2031 ~		3,000	3,006
Castlelake Aviation Ltd. TBD% due 10/22/2027		2,963	2,968
Chobani, LLC 9.075% (TSFR1M + 3.750%) due 10/25/2027 ~		2,993	3,013
Cotiviti, Inc. TBD% due 02/21/2031		3,000	2,996
Forward Air Corp. 9.827% (TSFR1M + 4.500%) due 12/19/2030 ~		3,472	3,428
Gateway Casinos & Entertainment Ltd.
13.413% (CDOR03 + 8.000%) due 10/18/2027 ~	CAD	3,182	2,355
13.469% due 10/15/2027		$1,818	1,823
iHeartCommunications, Inc. 8.445% due 05/01/2026		2,900	2,547
Janus International Group LLC 8.623% (TSFR03M + 3.250%) due 08/03/2030 ~		4,987	5,011
Kohler Energy LLC TBD% due 01/30/2031		2,000	2,005
Lifepoint Health, Inc. 11.087% due 11/16/2028		6,700	6,726
MITER Brands TBD% due 03/21/2031		2,500	2,515
Mitnick Corporate Purchaser, Inc. TBD% due 05/02/2029		4,300	4,116
Osaic Holdings, Inc. TBD% due 08/16/2028		3,000	3,015
Project Alpha Intermediate Holding, Inc. 10.063% (TSFR03M + 4.750%) due 10/28/2030 ~		4,000	4,026
Promotora de Informaciones SA 9.123% (EUR003M + 5.220%) due 12/31/2026 ~	EUR	2,400	2,559
PUG LLC 10.075% (TSFR03M + 4.750%) due 03/15/2030 ~		$3,000	3,008
Steenbok Lux Finco 2 SARL 1TBD% due 06/30/2026	EUR	10,000	4,208
Syniverse Holdings, Inc. 12.302% (TSFR03M + 7.000%) due 05/13/2027 ~		$2,793	2,674
Teneo Holdings LLC TBD% due 03/13/2031		2,300	2,310
TGP Holdings LLC 8.680% (TSFR1M + 3.250%) due 06/29/2028 ~		2,940	2,796
Triton Water Holdings, Inc. 9.312% (TSFR03M + 4.000%) due 03/31/2028 ~		4,000	3,961
U.S. Renal Care, Inc. 10.442% (TSFR1M + 5.000%) due 06/20/2028 ~		4,413	3,846
Wand NewCo 3, Inc. 9.080% (TSFR1M + 3.750%) due 01/30/2031 ~		5,000	5,020
Whatabrands LLC 8.692% (TSFR1M + 3.250%) due 08/03/2028 ~		3,100	3,105

Total Loan Participations and Assignments (Cost $94,942)			95,627

CORPORATE BONDS & NOTES 26.1%
BANKING & FINANCE 2.8%
Banca Monte dei Paschi di Siena SpA 10.500% due 07/23/2029	EUR	2,100	2,674
Brandywine Operating Partnership LP 8.050% due 03/15/2028 (m)		$2,000	2,033
Burford Capital Global Finance LLC 9.250% due 07/01/2031		4,100	4,344
EPR Properties 3.750% due 08/15/2029 (m)		3,100	2,741
GA Global Funding Trust 2.900% due 01/06/2032 (m)		2,700	2,218

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2024 (Unaudited)

HAT Holdings LLC 8.000% due 06/15/2027		5,000	5,220
Integrity Re Ltd.
22.362% (T-BILL 1MO + 17.000%) due 06/06/2026 ~		650	650
28.362% (T-BILL 1MO + 23.000%) due 06/06/2026 ~		650	650
Sammons Financial Group, Inc. 6.875% due 04/15/2034		5,000	5,039
Starwood Property Trust, Inc. 7.250% due 04/01/2029		2,700	2,725
Winston RE Ltd.
15.612% (T-BILL 3MO + 10.250%) due 02/26/2031 ~		1,000	994
17.112% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		1,000	993

			30,281

INDUSTRIALS 20.5%
Altice France Holding SA
8.000% due 05/15/2027	EUR	1,800	650
10.500% due 05/15/2027		$2,400	900
American Builders & Contractors Supply Co., Inc. 3.875% due 11/15/2029		4,600	4,139
B.C. Unlimited Liability Co. 3.875% due 01/15/2028 (m)		2,300	2,163
Caesars Entertainment, Inc. 6.500% due 02/15/2032 (m)		3,000	3,028
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (d)		3,178	3,049
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (d)		3,830	3,784
Cheniere Energy, Inc. 4.625% due 10/15/2028 (m)		4,000	3,880
Chobani LLC 7.625% due 07/01/2029		1,650	1,675
Cloud Software Group, Inc. 6.500% due 03/31/2029		4,400	4,179
CNX Midstream Partners LP 4.750% due 04/15/2030 (h)		2,300	2,052
Community Health Systems, Inc. 5.625% due 03/15/2027		5,700	5,252
Comstock Resources, Inc. 6.750% due 03/01/2029 (m)		2,350	2,243
Continental Resources, Inc.
2.875% due 04/01/2032 (m)		2,750	2,242
5.750% due 01/15/2031 (m)		1,050	1,044
CQP Holdco LP 5.500% due 06/15/2031		6,200	5,865
DISH DBS Corp.
5.250% due 12/01/2026		4,800	3,789
5.750% due 12/01/2028		5,200	3,584
DISH Network Corp. 11.750% due 11/15/2027		2,500	2,555
DT Midstream, Inc.
4.125% due 06/15/2029 (m)		2,350	2,163
4.375% due 06/15/2031 (m)		1,200	1,088
Energy Transfer LP 6.250% due 04/15/2049 (h)(m)		3,000	3,082
EQM Midstream Partners LP
4.500% due 01/15/2029 (i)(m)		1,800	1,689
4.750% due 01/15/2031 (i)(m)		2,400	2,234
5.500% due 07/15/2028 (i)(m)		1,100	1,086
7.500% due 06/01/2030 (i)(m)		3,100	3,317
EQT Corp. 5.750% due 02/01/2034 (m)		3,700	3,690
Fiesta Purchaser, Inc. 7.875% due 03/01/2031		3,500	3,617
Global Partners LP 8.250% due 01/15/2032 (h)(m)		200	208
GN Bondco LLC 9.500% due 10/15/2031 (m)		1,800	1,799
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028 (m)		800	845
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (m)		1,547	1,441
Inter Media & Communication SpA 6.750% due 02/09/2027	EUR	3,100	3,290
Kodiak Gas Services LLC 7.250% due 02/15/2029 (m)		$4,000	4,077
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	2,600	2,647
Matador Resources Co.
6.500% due 04/15/2032 (c)		$4,000	4,010
6.875% due 04/15/2028 (m)		3,000	3,072
Mineral Resources Ltd. 9.250% due 10/01/2028 (m)		4,000	4,218
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032		2,500	2,510

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2024 (Unaudited)

New Fortress Energy, Inc. 8.750% due 03/15/2029	2,290	2,283
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029	500	392
11.750% due 10/15/2028	3,800	4,117
NextEra Energy Operating Partners LP
4.500% due 09/15/2027 (j)(m)	1,275	1,194
7.250% due 01/15/2029 (j)(m)	800	819
Noble Finance LLC 8.000% due 04/15/2030 (m)	500	521
Northriver Midstream Finance LP 5.625% due 02/15/2026 (m)	2,000	1,987
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	6,600	5,995
6.250% due 10/01/2029 (m)	4,000	3,665
Parkland Corp.
4.500% due 10/01/2029 (m)	3,900	3,611
4.625% due 05/01/2030 (m)	3,000	2,768
Permian Resources Operating LLC 5.875% due 07/01/2029 (m)	2,300	2,264
Phinia, Inc. 6.750% due 04/15/2029 (c)	500	505
Rand Parent LLC 8.500% due 02/15/2030	5,000	4,959
Rivian Holdings LLC 11.493% due 10/15/2026 •	4,900	4,952
Santos Finance Ltd. 6.875% due 09/19/2033 (m)	300	318
Seadrill Finance Ltd. 8.375% due 08/01/2030 (m)	5,750	6,038
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028 (j)(m)	6,000	6,211
Southwestern Energy Co. 5.375% due 03/15/2030 (m)	2,250	2,168
Strathcona Resources Ltd. 6.875% due 08/01/2026 (m)	3,200	3,208
Suburban Propane Partners LP 5.000% due 06/01/2031 (h)(m)	2,900	2,646
Sunoco LP
4.500% due 05/15/2029 (h)	6,500	6,048
4.500% due 04/30/2030 (h)(m)	3,000	2,750
Surgery Center Holdings, Inc. 7.250% due 04/15/2032 (c)	4,000	4,036
Transocean, Inc. 7.250% due 11/01/2025	2,965	2,954
Triton Water Holdings, Inc. 6.250% due 04/01/2029	2,500	2,279
UKG, Inc. 6.875% due 02/01/2031	4,000	4,078
USA Compression Partners LP
6.875% due 09/01/2027 (h)(m)	2,500	2,508
7.125% due 03/15/2029 (h)	3,000	3,039
Valaris Ltd. 8.375% due 04/30/2030	6,700	6,917
Vital Energy, Inc.
7.875% due 04/15/2032	5,000	5,083
9.750% due 10/15/2030 (m)	200	219
Vmed O2 U.K. Financing PLC 7.750% due 04/15/2032 (c)	4,000	4,017
Weatherford International Ltd. 8.625% due 04/30/2030 (m)	3,000	3,134
Xerox Holdings Corp. 8.875% due 11/30/2029	1,900	1,937
ZipRecruiter, Inc. 5.000% due 01/15/2030	4,800	4,232

		220,008

UTILITIES 2.8%
Antero Midstream Partners LP 5.750% due 01/15/2028 (j)(m)	3,200	3,153
Blue Racer Midstream LLC 7.625% due 12/15/2025 (m)	1,000	1,006
Enel Finance International NV 2.250% due 07/12/2031 (m)	5,200	4,213
Hilcorp Energy LP 6.000% due 02/01/2031 (m)	3,400	3,319
ONEOK, Inc. 6.050% due 09/01/2033 (m)	8,000	8,348
Tallgrass Energy Partners LP
6.000% due 12/31/2030 (i)	5,700	5,419
7.375% due 02/15/2029 (i)(m)	2,000	2,013

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2024 (Unaudited)

Targa Resources Partners LP 4.875% due 02/01/2031 (i)(m)	2,300	2,204

		29,675

Total Corporate Bonds & Notes (Cost $273,205)		279,964

MUNICIPAL BONDS & NOTES 0.0%
MICHIGAN 0.0%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	500	397

Total Municipal Bonds & Notes (Cost $396)		397

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%
Angel Oak Mortgage Trust 4.800% due 11/25/2067 þ	965	938
APS Resecuritization Trust 1.437% due 08/28/2054 ~	6,636	1,702
Atrium Hotel Portfolio Trust 9.023% due 06/15/2035 •	4,600	4,453
BX Trust
8.043% due 05/15/2035 •	5,000	4,942
8.365% due 01/17/2039 •	3,000	2,915
Colony Mortgage Capital Ltd.
6.914% due 11/15/2038 •	3,115	3,019
8.157% due 11/15/2038 •	2,500	2,219
Credit Suisse Mortgage Capital Mortgage-Backed Trust 3.778% due 11/10/2032 ~	5,200	1,284
GCAT Trust 4.250% due 05/25/2067 ~	971	903
GS Mortgage Securities Corp. Trust 6.572% due 07/15/2035 •	998	775
GS Mortgage-Backed Securities Trust 3.750% due 10/25/2057	2,719	2,619
HarborView Mortgage Loan Trust 5.961% due 03/19/2036 •	20,929	13,639
JP Morgan Chase Commercial Mortgage Securities Trust
6.972% due 11/15/2035 •	5,000	4,197
7.322% due 11/15/2035 •	5,000	3,728
8.623% due 02/15/2035 •	1,048	1,025
MFA Trust 6.105% due 12/25/2068 þ	964	964
Morgan Stanley Capital Trust 8.169% due 07/15/2035 •	1,360	1,320
OBX Trust 6.465% due 10/25/2063 þ	956	962
OPEN Trust 8.414% due 10/15/2028 •	478	485
PRKCM Trust 7.225% due 11/25/2058 þ	955	973
PRPM LLC 4.000% due 11/25/2053 þ	467	449
PRPM Trust 6.221% due 11/25/2068 þ	964	963
Residential Asset Securitization Trust 5.500% due 09/25/2035	5,447	2,665
Seasoned Credit Risk Transfer Trust
0.000% due 08/25/2056 (b)(g)	3,196	379
0.075% due 08/25/2056 ~(a)	135,052	447
0.965% due 08/25/2056 ~(a)	34,901	4,139
3.138% due 05/25/2057 ~	4,938	2,048
3.270% due 10/25/2058 ~	12,120	4,856
5.518% due 08/25/2059 ~	10,240	4,593
6.083% due 02/25/2059 ~	2,538	1,036
SMRT Commercial Mortgage Trust 6.326% due 01/15/2039 •	500	497
Towd Point Mortgage Trust 3.000% due 06/25/2058 ~	1,887	1,753
Verus Securitization Trust
6.259% due 12/25/2068 þ	962	966
6.876% due 11/25/2068 ~	970	983
Wells Fargo Commercial Mortgage Trust 8.931% due 02/15/2037 •	3,000	2,899

Total Non-Agency Mortgage-Backed Securities (Cost $80,890)		81,735

ASSET-BACKED SECURITIES 5.9%
ACE Securities Corp. Home Equity Loan Trust
5.744% due 07/25/2037 •	2,262	853
5.844% due 12/25/2036 •	17,669	4,713
Apex Credit CLO Ltd. 0.000% due 10/20/2034 ~	5,100	2,965

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2024 (Unaudited)

College Avenue Student Loans LLC
0.000% due 06/25/2054 «(g)		5	2,127
6.610% due 06/25/2054 «		626	627
8.660% due 06/25/2054 «		902	904
Countrywide Asset-Backed Certificates Trust 5.993% due 02/25/2036 þ		665	626
GSAA Home Equity Trust
5.804% due 12/25/2046 •		13,100	4,042
6.064% due 12/25/2035 •		5,219	4,985
Home Equity Asset Trust 5.924% due 08/25/2036 •		3,390	3,225
HSI Asset Securitization Corp. Trust 5.644% due 04/25/2037 «•		117	76
JP Morgan Mortgage Acquisition Trust
5.574% due 12/25/2036 •		3,290	2,015
5.804% due 08/25/2036 •		3,603	2,242
6.839% due 07/25/2036 •		5,000	4,021
Long Beach Mortgage Loan Trust
5.944% due 07/25/2036 •		1,690	659
6.094% due 09/25/2034 •		1,094	1,061
Merrill Lynch Mortgage Investors Trust 7.319% due 04/25/2035 •		1,888	1,760
MF1 LLC 7.063% due 03/19/2039 •		9,000	9,020
Morgan Stanley ABS Capital, Inc. Trust 5.564% due 09/25/2036 •		800	283
NovaStar Mortgage Funding Trust 5.944% due 09/25/2036 •		5,151	2,220
Residential Asset Mortgage Products Trust 6.372% due 01/25/2034 •		3,780	3,702
Saxon Asset Securities Trust 6.344% due 12/26/2034 •		1,973	1,893
Securitized Asset-Backed Receivables LLC Trust 5.884% due 04/25/2037 •		1,629	1,080
Soundview Home Loan Trust 6.394% due 10/25/2037 •		6,876	5,122
Structured Asset Securities Corp. Mortgage Loan Trust 7.244% due 05/25/2035 •		1,004	770
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.149% due 02/25/2035 •		1,117	1,024
Wells Fargo Home Equity Asset-Backed Securities Trust 9.944% due 10/25/2034 •		1,707	1,712

Total Asset-Backed Securities (Cost $63,133)			63,727

SOVEREIGN ISSUES 0.5%
Romania Government International Bond
5.375% due 03/22/2031	EUR	2,500	2,714
5.625% due 02/22/2036		2,500	2,693

Total Sovereign Issues (Cost $5,358)			5,407

		SHARES
COMMON STOCKS 31.3%
COMMUNICATION SERVICES 2.0%
AT&T, Inc.		1,225,600	21,571

ENERGY 10.7%
Antero Midstream Corp.		1,579,100	22,202
Enbridge, Inc.		450,000	16,262
Plains GP Holdings LP 'A' (j)		1,358,300	24,789
Targa Resources Corp.		200,900	22,499
Williams Cos., Inc.		760,400	29,633

			115,385

FINANCIALS 17.6%
Intelsat Emergence SA «(k)		21,303	584
Venture Global Holdings Cls 'A' «(e)(k)		3,473	188,462

			189,046

HEALTH CARE 1.0%
Pfizer, Inc.		388,900	10,792

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2024 (Unaudited)

Total Common Stocks (Cost $111,112)		336,794

MASTER LIMITED PARTNERSHIPS 25.9%
ENERGY 25.9%
Energy Transfer LP	5,456,999	85,839
Enterprise Products Partners LP	2,374,087	69,276
MPLX LP	1,592,600	66,188
Plains All American Pipeline LP	1,491,600	26,192
Western Midstream Partners LP	858,818	30,531

Total Master Limited Partnerships (Cost $237,107)		278,026

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (l) 0.9%		9,690

U.S. TREASURY BILLS 0.1%
5.364% due 05/07/2024 - 05/30/2024 (f)(g)	$1,061	1,054

Total Short-Term Instruments (Cost $10,744)		10,744

Total Investments in Securities (Cost $876,887)		1,152,421

	SHARES
INVESTMENTS IN AFFILIATES 5.7%
SHORT-TERM INSTRUMENTS 5.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%
PIMCO Short-Term Floating NAV Portfolio III	6,287,998	61,163

Total Short-Term Instruments (Cost $61,157)		61,163

Total Investments in Affiliates (Cost $61,157)		61,163

Total Investments 112.9% (Cost $938,044)		$1,213,584
Financial Derivative Instruments (n)(o) 2.8%(Cost or Premiums, net $(1))		29,782
Other Assets and Liabilities, net (15.7)%		(168,340)

Net Assets Applicable to Common Shareholders 100.0%		$1,075,026

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Comprises of a debt issuance of a qualified publicly-traded partnership (“QPTP”).
(i)

As a result of the completion of a recent corporation action, common units of the previous QPTP are no longer publicly traded. The succeeding entity per the respective corporate action is treated as a Corporation for U.S. Tax purposes.

(j)	This Company is structured like a Master Limited Partnership, but is not treated as a QPTP for required regulated investment company (“RIC”) asset diversification purposes.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Intelsat Emergence SA	06/27/2019 - 09/07/2022	$1,699	$584	0.06%
Venture Global Holdings Cls 'A'	02/05/2020 - 02/23/2024	22,361	188,462	17.53

$24,060	$189,046	17.59%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.400%	03/28/2024	04/01/2024	$9,000	U.S. Treasury Bonds 4.250% due 11/15/2040	$(9,220)	$9,000	$9,006
FICC	2.600	03/28/2024	04/01/2024	546	U.S. Treasury Notes 5.000% due 09/30/2025	(557)	546	546
SSB	2.600	03/28/2024	04/01/2024	144	U.S. Treasury Notes 1.750% due 11/15/2029(2)	(147)	144	144

Total Repurchase Agreements	$(9,924)	$9,690	$9,696

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Payable for Reverse Repurchase Agreements

IND	5.742%	03/11/2024	04/01/2024	$(565)	$(567)
5.742	03/11/2024	06/10/2024	(13,026)	(13,070)
5.742	04/01/2024	06/10/2024	(550)	(550)
5.792	03/11/2024	06/10/2024	(10,361)	(10,396)
JPS	4.750	03/18/2024	05/03/2024	(1,390)	(1,393)
SCX	5.760	02/07/2024	05/07/2024	(13,010)	(13,123)
5.810	02/07/2024	05/07/2024	(8,802)	(8,878)
SGY	5.750	02/07/2024	04/08/2024	(27,216)	(27,451)
5.750	02/16/2024	04/08/2024	(3,318)	(3,342)
TDM	5.500	02/01/2024	TBD(3)	(17,943)	(18,107)
5.500	02/07/2024	TBD(3)	(8,081)	(8,147)

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2024 (Unaudited)

5.500	02/29/2024	TBD(3)	(3,052)	(3,066)

Total Reverse Repurchase Agreements	$(108,090)

(m)	Securities with an aggregate market value of $120,827 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(94,037) at a weighted average interest rate of 5.456%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

California Carbon Allowance December Futures	12/2024	601	$23,926	$(91)	$367	$0
California Carbon Allowance December Futures	12/2025	5	212	(9)	3	0
Natural Gas October Futures	09/2024	141	3,567	(1,977)	72	0

$(2,077)	$442	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Natural Gas December Futures	11/2024	141	$(4,853)	$(4)	$0	$(96)

Total Futures Contracts	$(2,081)	$442	$(96)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/20/2034	$100	$(1)	$1	$0	$0	$0

Total Swap Agreements	$(1)	$1	$0	$0	$0

Cash of $1,690 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2024	DKK	54,473	$7,918	$39	$0
04/2024	EUR	3,567	3,873	25	0
05/2024	DKK	11,748	1,713	12	0
05/2024	$3,878	EUR	3,567	0	(25)
BPS	05/2024	DKK	14,957	$2,175	9	0
05/2024	EUR	556	601	0	0
BRC	04/2024	$4,036	DKK	27,710	0	(28)
05/2024	403	EUR	372	0	(1)
05/2024	6,144	TRY	208,690	0	(27)
CBK	04/2024	CAD	21,800	$16,050	1	(45)
04/2024	GBP	119	150	0	0
DUB	04/2024	EUR	13,002	14,132	105	0
FAR	04/2024	$4,282	EUR	3,939	0	(32)
GLM	05/2024	10,016	TRY	347,380	185	0
JPM	04/2024	CAD	10,299	$7,633	29	0
05/2024	$10,127	BRL	49,994	0	(190)
05/2024	3,689	TRY	125,847	3	0
06/2024	MXN	228	$13	0	0

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2024 (Unaudited)

MBC	04/2024	EUR	556	602	2	0
04/2024	$23,674	CAD	32,105	28	0
04/2024	945	DKK	6,510	0	(3)
04/2024	7	TRY	245	0	0
05/2024	CAD	32,091	$23,674	0	(29)
MYI	04/2024	EUR	4,305	4,714	69	0
04/2024	$18,730	EUR	17,307	0	(58)
05/2024	EUR	17,307	$18,752	59	0
RBC	04/2024	DKK	6,500	947	7	0
SSB	05/2024	$10,114	MXN	171,849	155	0

Total Forward Foreign Currency Contracts	$728	$(438)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FAR	Receive	AMZX Index	18,621	5.880% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/21/2024	$32,132	$0	$6,665	$6,665	$0
Receive	AMZX Index	25,138	5.860% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/08/2025	50,002	0	3,439	3,439	0
Receive	AMZX Index	16,268	5.920% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/22/2025	30,627	0	3,811	3,811	0
JPM	Receive	Alerian Midstream Energy Total Return Index	27,409	6.010% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/06/2024	21,381	0	2,071	2,071	0
Receive	AMZX Index	12,312	5.880% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/22/2025	22,681	0	3,368	3,368	0
MYI	Receive	Alerian Midstream Energy Total Return Index	23,390	5.360% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/22/2025	18,180	0	1,892	1,892	0
Receive	Alerian Midstream Energy Total Return Index	5,209	5.780% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/22/2025	4,401	0	122	122	0

$0	$21,368	$21,368	$0

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	Plains All American Pipeline LP	170,000	5.830% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/13/2024	$2,985	$0	$(13)	$0	$(13)
FAR	Receive	Plains All American Pipeline LP	706,000	5.860% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/06/2024	11,084	0	1,427	1,427	0
Receive	Western Gas Partners LP	410,000	5.860% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/06/2024	11,341	0	3,605	3,605	0
GST	Receive	Energy Transfer LP	938,239	5.931% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/19/2025	13,933	0	738	738	0
Receive	Enterprise Products Partners LP	398,000	5.930% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/19/2025	10,997	0	548	548	0

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2024 (Unaudited)

	Receive	MPLX LP	399,000	5.930% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/19/2025		15,896	0	587	587	0
	Receive	Plains All American Pipeline LP	274,000	5.930% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/19/2025		4,526	0	257	257	0
	Receive	Western Gas Partners LP	117,425	5.930% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/19/2025		3,544	0	608	608	0
MYI	Receive	AIA Group Ltd.	65,000	5.156%	Monthly	02/04/2026	EUR	533	0	21	21	0

									$0	$7,778	$7,791	$(13)

Total Swap Agreements									$0	$29,146	$29,159	$(13)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2		Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Loan Participations and Assignments						$0		$86,188	$9,439		$95,627
Corporate Bonds & Notes
Banking & Finance						0		30,281	0		30,281
Industrials						0		220,008	0		220,008
Utilities						0		29,675	0		29,675
Municipal Bonds & Notes
Michigan						0		397	0		397
Non-Agency Mortgage-Backed Securities						0		81,735	0		81,735
Asset-Backed Securities						0		59,993	3,734		63,727
Sovereign Issues						0		5,407	0		5,407
Common Stocks
Communication Services						21,571		0	0		21,571
Energy						115,385		0	0		115,385
Financials						0		0	189,046		189,046
Health Care						10,792		0	0		10,792
Master Limited Partnerships
Energy						278,026		0	0		278,026
Short-Term Instruments
Repurchase Agreements						0		9,690	0		9,690
U.S. Treasury Bills						0		1,054	0		1,054

						$425,774		$524,428	$202,219		$1,152,421
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$61,163		$0	$0		$61,163

Total Investments						$486,937		$524,428	$202,219		$1,213,584

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						442		0	0		442
Over the counter						0		29,887	0		29,887

						$442		$29,887	$0		$30,329
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(96)		0	0		(96)
Over the counter						0		(451)	0		(451)

						$(96)		$(451)	$0		$(547)

Total Financial Derivative Instruments						$346		$29,436	$0		$29,782

Totals						$487,283		$553,864	$202,219		$1,243,366

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2024:
Category and Subcategory	Beginning Balance at 06/30/2023	Net Purchases	Net Sales/Settlements		Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3		Ending Balance at 03/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2024 (1)

Investments in Securities, at Value

Consolidated Schedule of Investments PIMCO Dynamic Income Strategy Fund (Cont.)	March 31, 2024 (Unaudited)

Loan Participations and Assignments	$3,720	$9,345	$(4,023)	$27	$283	$87	$0	$0	$9,439	$107
Asset-Backed Securities	0	3,727	(1)	0	0	8	0	0	3,734	8
Common Stocks
Energy	100,536	0	(22,361)	0	0	(78,175)	0	0	0	0
Financials	489	22,361	0	0	0	166,196	0	0	189,046	166,195
Rights
Industrials	11	0	(21)	0	21	(11)	0	0	0	0
Warrants
Industrials	16	0	(21)	0	21	(16)	0	0	0	0

Totals	$104,772	$35,433	$(26,427)	$27	$325	$88,089	$0	$0	$202,219	$166,310

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$4,539	Discounted Cash Flow			Discount Rate			10.710	—
		4,900	Recent Transaction			Purchase Price			98.000	—
Asset-Backed Securities		76	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
		3,658	Proxy pricing			Base Price			100.000 - 42,417.783	24,702.345
Common Stocks
Financials		584	Comparable Companies			EBITDA Multiple		X	4.000	—
		188,462	Comparable Companies/DCF			EBITDA Multiple/Discount Rate		X/ %	9.500/16.250	—

Total		$202,219

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Cayman Subsidiary, NRGX SPV I LLC and NRGX SPV II LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, were formed as wholly owned subsidiaries acting as investment vehicles for the PIMCO Dynamic Income Strategy Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All intercompany transactions and balances have been eliminated. These structures were established so that certain investments could be held by separate legal entities from the Fund. See the table below for details regarding the structure, incorporation and relationship of each Subsidiary as of period end.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets
Cayman Commodity Fund IX, Ltd	12/14/2018	1.1%
NRGX SPV I LLC	11/07/2022	0.0%
NRGX SPV II LLC	11/07/2022	0.0%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result,

Notes to Financial Statements (Cont.)

to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund's transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$300,288	$(239,150)	$19	$6	$61,163	$1,443	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	PER	Pershing LLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
DUB	Deutsche Bank AG	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
FAR	Wells Fargo Bank National Association	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	TRY	Turkish New Lira
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso

Index/Spread Abbreviations:
AMZX	Alerian MLP Total Return Index	EUR003M	3 Month EUR Swap Rate	TSFR1M	Term SOFR 1-Month
CDOR03	3 month CDN Swap Rate	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD	To-Be-Determined
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding